As filed with the Securities and Exchange Commission on June 19, 2000.

                               File Nos. 333-72017
                                    811-09227

                       Securities And Exchange Commission
                             Washington. D.C. 20549

                                    FORM N-4

           Registration Statement under the Securities Act of 1933 [X]

                         Pre-Effective Amendment No. [ ]
                         Post-Effective Amendment No. 5

                                     and/or

       Registration Statement under the Investment Company Act of 1940 [X]
                                Amendment No. 10

               Allstate Life Insurance Company Separate Account A
                           (Exact Name of Registrant)

                         Allstate Life Insurance Company
                               (Name of Depositor)

                         Allstate Life Insurance Company
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                   (Address of Depositor's Principal Offices)

                                  847/402-2400
               (Depositor's Telephone Number, Including Area Code)

                               Michael J. Velotta
              Senior Vice President, Secretary And General Counsel
                         Allstate Life Insurance Company
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   Copies to:

Richard T. Choi, Esquire                          Terry R. Young, Esquire
Freedman, Levy, Kroll & Simonds                   Allstate Distributors, L.L.C.
1050 Connecticut Avenue, N.W., Suite 825          3100 Sanders Road, J5B
Washington, D.C.  20036-5366                      Northbrook, Il  60062


            Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x / on July 17, 2000 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Allstate Life Insurance Company Separate Account A under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding one new variable sub-account that will be available under the deferred variable annuity contracts described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                     Supplement, dated July 17, 2000, to the
                    Putnam Allstate Advisor Variable Annuity
                         Prospectus dated April 28, 2000

This supplement amends the above-referenced prospectus for the Putnam Allstate Advisor Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company, to add one new Variable Sub-Account. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

    The Contract currently offers 28 investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 25 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life Insurance Company Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following mutual fund portfolios ("Funds") of Putnam Variable Trust:

        ---------------------------------------------------- --------------------------------------------------
        Putnam VT American Government Income Fund            Putnam VT International New Opportunities Fund
        Putnam VT Asia Pacific Growth Fund                   Putnam VT Investors Fund
        Putnam VT Diversified Income Fund                    Putnam VT Money Market Fund
        Putnam VT The George Putnam Fund of Boston           Putnam VT New Opportunities Fund
        Putnam VT Global Asset Allocation Fund               Putnam VT New Value Fund
        Putnam VT Global Growth Fund                         Putnam VT OTC & Emerging Growth Fund
        Putnam VT Growth and Income Fund                     Putnam VT Research Fund
        Putnam VT Growth Opportunities Fund                  Putnam VT Small Cap Value Fund
        Putnam VT Health Sciences Fund                       Putnam VT Technology Fund
        Putnam VT High Yield Fund                            Putnam VT Utilities Growth and Income Fund
        Putnam VT Income Fund                                Putnam VT Vista Fund
        Putnam VT International Growth Fund                  Putnam VT Voyager Fund
        Putnam VT International Growth and Income Fund
        ---------------------------------------------------- --------------------------------------------------

Change all  references  throughout the  prospectus to the  availability  of "24"
Variable Sub-Accounts to "25" Variable Sub-Accounts, and "27" investment alternatives to "28" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses:

    ---------------------------------------------------- -------------- ----------------- --------------- -----------------
                                                          Management                      Other Expenses    Total Annual
    Fund                                                     Fees          12b-1 Fees                      Fund Expenses
    ----                                                     ----          ----------                      -------------
    ---------------------------------------------------- -------------- ----------------- --------------- -----------------
    ---------------------------------------------------- -------------- ----------------- --------------- -----------------
    Putnam VT Technology Fund                                1.00%            .15%             .19%            1.34%
    ---------------------------------------------------- -------------- ----------------- --------------- -----------------

Page 8: Insert " and Putnam VT Technology  Fund,  which commenced  operations on
June 14, 2000,"in the first sentence of footnote (1) following "January 31, 2000," to the chart describing Fund Annual Expenses.


Page 9:  Insert the following to Example 1:

    -------------------------------------------------- ----------------- -----------------
    Sub-Account                                             1 Year           3 Years
    -----------                                             ------           -------
    -------------------------------------------------- ----------------- -----------------
    -------------------------------------------------- ----------------- -----------------
    Putnam VT Technology                                     $91               $140
    -------------------------------------------------- ----------------- -----------------

Page 10:  Insert the following to Example 2:

    -------------------------------------------------- ----------------- -----------------
    Sub-Account                                             1 Year           3 Years
    -----------                                             ------           -------
    -------------------------------------------------- ----------------- -----------------
    -------------------------------------------------- ----------------- -----------------
    Putnam VT Technology                                     $32               $98
    -------------------------------------------------- ----------------- -----------------


Page 15: Insert the following to the table describing the investment objective of each Fund:

    -------------------------------------------------- ---------------------------------------------------------
    Fund:                                              Each Fund Seeks:
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    Putnam VT Technology Fund                          Capital appreciation
    -------------------------------------------------- ---------------------------------------------------------


Appendix C: Insert ", or for the Putnam VT Technology Sub-Account, which was first offered as of July 17, 2000." in the footnote (*) following "February 4, 2000."

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                     Supplement, dated July 17, 2000, to the
                    Putnam Allstate Advisor Variable Annuity
                  Putnam Allstate Advisor Apex Variable Annuity
                         Prospectus dated April 28, 2000

This supplement amends the above-referenced prospectus for the Putnam Allstate Advisor and Putnam Allstate Advisor Apex (formerly known as Putnam Allstate
Advisor - A) Variable Annuity Contracts (each, a "Contract"), offered by Allstate Life Insurance Company, to add one new Variable Sub-Account. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the third  paragraph with the following:

    Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 25 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life Insurance Company Separate Account A ("Variable Account"). Each Variable
    Sub-Account invests exclusively in the Class IB shares of one of the following mutual fund portfolios ("Funds") of Putnam Variable Trust:

        ---------------------------------------------------- --------------------------------------------------
        Putnam VT American Government Income Fund            Putnam VT International New Opportunities Fund
        Putnam VT Asia Pacific Growth Fund                   Putnam VT Investors Fund
        Putnam VT Diversified Income Fund                    Putnam VT Money Market Fund
        Putnam VT The George Putnam Fund of Boston           Putnam VT New Opportunities Fund
        Putnam VT Global Asset Allocation Fund               Putnam VT New Value Fund
        Putnam VT Global Growth Fund                         Putnam VT OTC & Emerging Growth Fund
        Putnam VT Growth and Income Fund                     Putnam VT Research Fund
        Putnam VT Growth Opportunities Fund                  Putnam VT Small Cap Value Fund
        Putnam VT Health Sciences Fund                       Putnam VT Technology Fund
        Putnam VT High Yield Fund                            Putnam VT Utilities Growth and Income Fund
        Putnam VT Income Fund                                Putnam VT Vista Fund
        Putnam VT International Growth Fund                  Putnam VT Voyager Fund
        Putnam VT International Growth and Income Fund
        ---------------------------------------------------- --------------------------------------------------

Change all  references  throughout the  prospectus to the  availability  of "24"
Variable Sub-Accounts to "25" Variable Sub-Accounts, and "27" investment alternatives to "28" investment alternatives

Page 9: Insert the following to the chart describing Fund Annual Expenses:

    ---------------------------------------------------- -------------- ----------------- --------------- -----------------
                                                          Management                      Other Expenses    Total Annual
    Fund                                                     Fees          12b-1 Fees                      Fund Expenses
    ----                                                     ----          ----------                      -------------
    ---------------------------------------------------- -------------- ----------------- --------------- -----------------
    ---------------------------------------------------- -------------- ----------------- --------------- -----------------
    Putnam VT Technology Fund                                1.00%            .15%             .19%            1.34%
    ---------------------------------------------------- -------------- ----------------- --------------- -----------------

Page 9: Insert," and Putnam VT Technology  Fund,  which commenced  operations on
June 14, 2000,"in the first sentence of footnote (1) following "January 31, 2000," to the chart describing Fund Annual Expenses. Page 10: Insert the following to Example 1:

     ---------------------------------- -------------------------- ---------------------------------
                                         Putnam Allstate Advisor     Putnam Allstate Advisor Apex
     ---------------------------------- -------------------------- ---------------------------------
     ---------------------------------- ------------- ------------ ---------------- ----------------
      Sub-Account                          1 Year      3 Years         1 Year           3 Years
      ------------                         ------      --------        -------          -------
     ---------------------------------- ------------- ------------ ---------------- ----------------
     ---------------------------------- ------------- ------------ ---------------- ----------------
      Putnam Technology                     $91          $140            $83             $136
     ---------------------------------- ------------- ------------ ---------------- ----------------


Page 11:  Insert the following to Example 2:

     ---------------------------------- -------------------------- ---------------------------------
                                         Putnam Allstate Advisor     Putnam Allstate Advisor Apex
     ---------------------------------- -------------------------- ---------------------------------
     ---------------------------------- ------------- ------------ ---------------- ----------------
      Sub-Account                          1 Year      3 Years         1 Year           3 Years
      ------------                         ------      --------        -------          -------
     ---------------------------------- ------------- ------------ ---------------- ----------------
     ---------------------------------- ------------- ------------ ---------------- ----------------
      Putnam Technology                     $32           $98            $83             $136
     ---------------------------------- ------------- ------------ ---------------- ----------------



Page 16: Insert the following to the table describing the investment objective of each Fund:

    -------------------------------------------------- ---------------------------------------------------------
    Fund:                                              Each Fund Seeks:
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    Putnam VT Technology  Fund                         Capital appreciation
    -------------------------------------------------- ---------------------------------------------------------


Appendix C: Insert ", or for the Putnam VT Technology Sub-Account, which was first offered as of July 17, 2000." in the footnote (*) following "February 4, 2000."

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                       Supplement, dated July 17, 2000, to
                    Putnam Allstate Advisor Variable Annuity
                  Putnam Allstate Advisor Apex Variable Annuity
                  Putnam Allstate Advisor Plus Variable Annuity
               Putnam Allstate Advisor Preferred Variable Annuity
                       Statement of Additional Information
                              dated April 28, 2000

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Putnam Allstate Advisor, Putnam Allstate Advisor Apex, Putnam Allstate Advisor Plus, and Putnam Allstate Advisor Preferred Variable Annuity Contracts (the "Contracts") offered by Allstate Life Insurance Company ("Allstate"), to add one new Variable Sub-Account.

Appendices A, B, C and D:

         Insert "and Putnam Technology " following "Putnam Growth Opportunities" in the parenthetical in the first sentence under Standardized Total Returns, Non-Standardized Total Returns, and Adjusted Historical Returns.

         Insert "and Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, following "February 4, 2000," in the second sentence under Standardized Total Returns and under Non-Standardized Total Returns.

         Insert the following to the table describing Variable Sub-Account performance for each category of performance shown under Standardized Total Returns and under Non-Standardized Total Returns:

     ---------------------------------- --------------------------------
      Variable Sub-Account                    Since Inception of
                                                  Sub-Account
     ---------------------------------- --------------------------------
     ---------------------------------- --------------------------------
      Putnam Technology                               N/A
     ---------------------------------- --------------------------------


         Insert " and Putnam VT Technology Fund, which commenced operations on June 14, 2000, following "January 31, 2000," in the first sentence of the footnote (*) to the "Without the Enhanced Beneficiary Protection Option or a Retirement Income Guarantee Rider" category under Adjusted Historical Returns.

         Insert the following to the table describing Variable Sub-Account performance for each category of performance shown under Adjusted Historical Returns:


     -------------------------- ------------- ------------ -----------------
                                                             10 Years or
                                                 Five      Since Inception
      Variable Sub-Account        One Year       Years            *
     -------------------------- ------------- ------------ -----------------
     -------------------------- ------------- ------------ -----------------
      Putnam Technology             N/A           N/A            N/A
     -------------------------- ------------- ------------ -----------------

                                     PART C
                                OTHER INFORMATION


Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(10)(b) Consent of Freedman, Levy, Kroll & Simonds

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 19th day of June, 2000.


               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)



                                  By: /s/ Michael J. Velotta
                                      ----------------------
                                         Michael J. Velotta
                                         Senior Vice President, Secretary and
                                         General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 19th day of June, 2000.


*/THOMAS J. WILSON, II                 President and Director
-------------------------              (Principal ExecutiveOfficer)
   Thomas J. Wilson, II

/s/ Michael J. Velotta                 Senior Vice President, Secretary, General
-----------------------                Counsel and Director
   Michael J. Velotta

*/KEVIN R. SLAWIN                      Senior Vice President and Director
------------------                     (Principal Financial Officer)
   Kevin R. Slawin

*/SAMUEL J. PILCH                      Controller
----------------------                 (Principal Accounting Officer)
   Samuel H. Pilch


*/CASEY J. SYLLA                       Chief Investment Officer and Director
----------------
  Casey J. Sylla

*/MARLA G. FRIEDMAN                    Senior Vice President and Director
-------------------
   Marla G. Friedman

*/JOHN C. LOUNDS                       Senior Vice President and Director
----------------
   John C. Lounds

*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

Exhibit             Description


9(b)                Opinion and Consent of General Counsel

10(b)               Consent of Freedman, Levy, Kroll & Simonds